Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 51.1%
Security	Shares	Value
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	6,126	$ 2,231,640
L3Harris Technologies, Inc.	8,065	2,585,236
RTX Corp.	27,037	4,760,405
		$ 9,577,281
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	9,906	$ 1,464,998
		$ 1,464,998
Automobile Components — 0.0%†
Phinia, Inc.	2,206	$ 159,163
		$ 159,163
Automobiles — 1.0%
Ford Motor Co.	168,859	$ 2,039,817
Tesla, Inc.(1)	30,747	11,733,977
		$ 13,773,794
Banks — 1.8%
Bank of America Corp.	107,853	$ 5,765,821
Fifth Third Bancorp	45,093	2,288,921
Huntington Bancshares, Inc.	120,487	2,019,362
JPMorgan Chase & Co.	37,320	11,689,743
Regions Financial Corp.	75,705	2,161,378
		$ 23,925,225
Beverages — 0.7%
Coca-Cola Co.	66,104	$ 5,206,351
PepsiCo, Inc.	24,076	3,815,805
		$ 9,022,156
Biotechnology — 0.8%
AbbVie, Inc.	25,255	$ 5,336,887
Amgen, Inc.	11,067	3,831,949
Biogen, Inc.(1)	7,341	1,389,504
		$ 10,558,340
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	116,685	$ 30,928,526
		$ 30,928,526
Security	Shares	Value
Building Products — 0.2%
A.O. Smith Corp.(2)	16,850	$ 1,042,004
Carrier Global Corp.	29,728	1,996,830
		$ 3,038,834
Capital Markets — 1.1%
Ameriprise Financial, Inc.	4,371	$ 2,075,307
Cboe Global Markets, Inc.	7,442	2,233,270
Franklin Resources, Inc.(2)	33,996	1,018,860
Invesco Ltd.	56,088	1,470,066
Nasdaq, Inc.	24,914	2,289,846
S&P Global, Inc.	6,739	2,906,059
State Street Corp.	18,847	2,880,576
		$ 14,873,984
Chemicals — 0.8%
Albemarle Corp.	10,139	$ 1,994,341
CF Industries Holdings, Inc.	10,887	1,352,166
Linde PLC	8,502	4,260,692
Sherwin-Williams Co.	7,707	2,478,648
Solstice Advanced Materials, Inc.	3,097	253,799
		$ 10,339,646
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	10,494	$ 2,195,555
		$ 2,195,555
Communications Equipment — 0.8%
Ciena Corp.(1)	4,724	$ 2,492,288
Cisco Systems, Inc.	71,563	6,548,015
F5, Inc.(1)	4,136	1,339,650
		$ 10,379,953
Construction & Engineering — 0.4%
Quanta Services, Inc.	6,781	$ 4,935,008
		$ 4,935,008
Consumer Finance — 0.4%
Capital One Financial Corp.	16,056	$ 3,071,513
Synchrony Financial	32,515	2,477,643
		$ 5,549,156
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	6,647	$ 6,743,581

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	24,103	$ 1,640,691
Walmart, Inc.	61,160	8,068,839
		$ 16,453,111
Containers & Packaging — 0.2%
Avery Dennison Corp.	5,624	$ 921,942
Packaging Corp. of America	5,963	1,272,803
		$ 2,194,745
Distributors — 0.0%†
LKQ Corp.	22,462	$ 709,350
		$ 709,350
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	85,328	$ 4,098,304
		$ 4,098,304
Electric Utilities — 1.0%
Alliant Energy Corp.	25,603	$ 1,880,028
Entergy Corp.	23,545	2,776,191
Evergy, Inc.	23,050	1,909,462
NextEra Energy, Inc.	34,726	3,398,981
NRG Energy, Inc.	15,547	2,418,802
Pinnacle West Capital Corp.	8,220	852,579
		$ 13,236,043
Electrical Equipment — 0.7%
Eaton Corp. PLC	10,470	$ 4,533,615
GE Vernova, Inc.	4,540	4,918,908
		$ 9,452,523
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity PLC	11,345	$ 2,401,283
		$ 2,401,283
Entertainment — 0.4%
Netflix, Inc.(1)	60,251	$ 5,640,096
		$ 5,640,096
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	23,400	$ 11,082,240
Corpay, Inc.(1)	4,587	1,405,778
Global Payments, Inc.	16,731	1,203,963
Mastercard, Inc., Class A	11,671	5,869,579
Security	Shares	Value
Financial Services (continued)
PayPal Holdings, Inc.	29,872	$ 1,497,782
Visa, Inc., Class A	23,799	7,849,862
		$ 28,909,204
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	9,567	$ 2,406,388
Union Pacific Corp.	13,794	3,717,207
		$ 6,123,595
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.(1)	45,910	$ 2,644,875
IDEXX Laboratories, Inc.(1)	3,949	2,214,599
Intuitive Surgical, Inc.(1)	7,648	3,499,802
		$ 8,359,276
Health Care Providers & Services — 1.0%
Cencora, Inc.	7,791	$ 2,399,706
Centene Corp.(1)	52,925	2,841,543
DaVita, Inc.(1)	7,987	1,239,103
Quest Diagnostics, Inc.	9,481	1,841,210
UnitedHealth Group, Inc.	12,368	4,582,097
		$ 12,903,659
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	94,977	$ 2,006,864
		$ 2,006,864
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	61,479	$ 1,629,808
Expedia Group, Inc.	9,477	2,353,803
Las Vegas Sands Corp.	28,819	1,573,806
McDonald's Corp.	13,782	4,046,257
MGM Resorts International(1)	29,871	1,163,177
Starbucks Corp.	30,891	3,253,749
Wynn Resorts Ltd.	11,020	1,180,352
		$ 15,200,952
Household Durables — 0.1%
Lennar Corp., Class A	15,384	$ 1,389,175
		$ 1,389,175
Household Products — 0.4%
Procter & Gamble Co.	34,222	$ 5,033,714
		$ 5,033,714

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10,480	$ 1,654,163
		$ 1,654,163
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	15,244	$ 3,267,246
		$ 3,267,246
Insurance — 0.7%
Arthur J. Gallagher & Co.	8,059	$ 1,663,377
Assurant, Inc.	6,036	1,426,126
Everest Group Ltd.	2,742	978,236
Progressive Corp.	15,190	3,057,443
Unum Group	22,676	1,822,697
		$ 8,947,879
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	69,586	$ 26,776,693
Alphabet, Inc., Class C	55,972	21,377,946
Meta Platforms, Inc., Class A	26,531	16,234,584
		$ 64,389,223
IT Services — 0.2%
Accenture PLC, Class A	13,793	$ 2,464,947
		$ 2,464,947
Leisure Products — 0.1%
Hasbro, Inc.	14,652	$ 1,404,248
		$ 1,404,248
Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(1)	8,673	$ 1,373,543
Thermo Fisher Scientific, Inc.	7,661	3,669,313
Waters Corp.(1)	4,074	1,259,803
		$ 6,302,659
Machinery — 1.0%
Caterpillar, Inc.	7,313	$ 6,509,375
Flowserve Corp.	2,794	205,750
PACCAR, Inc.	20,719	2,461,417
Pentair PLC	17,848	1,440,512
Westinghouse Air Brake Technologies Corp.	10,792	2,912,653
		$ 13,529,707
Security	Shares	Value
Media — 0.1%
Omnicom Group, Inc.	15,801	$ 1,212,253
		$ 1,212,253
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	44,799	$ 2,588,486
		$ 2,588,486
Multi-Utilities — 0.2%
CMS Energy Corp.	13,298	$ 1,020,488
WEC Energy Group, Inc.	16,366	1,930,206
		$ 2,950,694
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	29,232	$ 1,190,619
Chevron Corp.	29,771	5,755,032
Devon Energy Corp.	26,218	1,346,819
EOG Resources, Inc.	17,402	2,446,199
Exxon Mobil Corp.	61,912	9,554,879
HF Sinclair Corp.	23,402	1,572,848
ONEOK, Inc.	20,026	1,851,604
		$ 23,718,000
Passenger Airlines — 0.0%†
Alaska Air Group, Inc.(1)(2)	18,163	$ 710,355
		$ 710,355
Pharmaceuticals — 1.5%
Eli Lilly & Co.	11,006	$ 10,286,207
Johnson & Johnson	35,248	8,101,753
Viatris, Inc.	163,523	2,443,034
		$ 20,830,994
Professional Services — 0.2%
Amentum Holdings, Inc.(1)(2)	8,975	$ 235,414
Jacobs Solutions, Inc.	8,976	1,161,584
Leidos Holdings, Inc.	5,304	791,463
Verisk Analytics, Inc.	6,411	1,182,766
		$ 3,371,227
Residential REITs — 0.2%
Equity Residential	23,043	$ 1,506,551
Mid-America Apartment Communities, Inc.	9,253	1,195,303
		$ 2,701,854

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,353,035
		$ 1,353,035
Semiconductors & Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(1)	5,332	$ 1,890,141
Analog Devices, Inc.	13,516	5,436,946
Broadcom, Inc.	58,527	24,430,926
Intel Corp.(1)	57,070	5,391,974
KLA Corp.	4,118	7,207,941
Microchip Technology, Inc.	13,905	1,291,913
Micron Technology, Inc.	12,891	6,666,710
NVIDIA Corp.	277,260	55,332,778
QUALCOMM, Inc.	18,464	3,315,765
Skyworks Solutions, Inc.	21,150	1,484,095
Teradyne, Inc.	6,278	2,156,305
Texas Instruments, Inc.	15,615	4,389,064
		$ 118,994,558
Software — 4.1%
AppLovin Corp., Class A(1)	5,274	$ 2,354,050
Intuit, Inc.	5,019	1,949,881
Microsoft Corp.	82,460	33,625,539
Oracle Corp.	29,898	4,825,238
Palantir Technologies, Inc., Class A(1)	30,472	4,238,960
PTC, Inc.(1)	13,926	1,898,114
Synopsys, Inc.(1)	6,178	2,981,503
Trimble, Inc.(1)	28,312	1,905,964
Workday, Inc., Class A(1)	16,810	2,057,544
		$ 55,836,793
Specialized REITs — 0.5%
American Tower Corp.	14,324	$ 2,617,138
Extra Space Storage, Inc.	10,905	1,563,014
Millrose Properties, Inc., Class A	6,755	207,176
Public Storage	7,376	2,230,871
		$ 6,618,199
Specialty Retail — 0.4%
Bath & Body Works, Inc.	20,278	$ 394,204
Home Depot, Inc.	14,412	4,738,666
		$ 5,132,870
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	170,119	$ 46,161,790
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Sandisk Corp.(1)	4,725	$ 5,181,010
		$ 51,342,800
Textiles, Apparel & Luxury Goods — 0.1%
Ralph Lauren Corp., Class A	4,273	$ 1,532,469
		$ 1,532,469
Tobacco — 0.3%
Philip Morris International, Inc.	27,300	$ 4,506,411
		$ 4,506,411
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 2,172,886
		$ 2,172,886
Total Common Stocks (identified cost $247,791,937)		$ 692,367,469

U.S. Treasury Obligations — 27.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.75%, 8/31/26	$11,730	$ 11,616,218
0.875%, 9/30/26	20,420	20,185,321
1.125%, 10/31/26	5,000	4,935,885
1.25%, 11/30/26	10,188	10,045,007
1.25%, 12/31/26	7,500	7,379,369
1.375%, 8/31/26	11,730	11,640,323
1.50%, 8/15/26	11,730	11,654,310
1.625%, 9/30/26	6,876	6,817,022
1.625%, 10/31/26	32,952	32,610,557
2.00%, 11/15/26	6,400	6,341,685
2.125%, 5/31/26	35,000	34,949,728
3.50%, 9/30/26	13,455	13,442,385
3.75%, 8/31/26	28,000	28,001,870
4.00%, 1/15/27	7,500	7,514,583
4.125%, 10/31/26	19,200	19,234,689
4.125%, 2/28/27	7,270	7,292,104
4.25%, 11/30/26	5,000	5,015,326
4.25%, 3/15/27	10,800	10,847,107
4.375%, 7/31/26	51,800	51,887,320
4.375%, 8/15/26	51,690	51,787,472

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 9/15/26	$20,420	$ 20,489,150
Total U.S. Treasury Obligations (identified cost $373,733,005)		$ 373,687,431

Short-Term Investments — 21.4%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	8,742,732	$ 8,742,732
Total Affiliated Fund (identified cost $8,742,732)		$ 8,742,732

Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(4)	579,475	$ 579,475
Total Securities Lending Collateral (identified cost $579,475)		$ 579,475

U.S. Treasury Obligations — 20.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 6/11/26(5)	$95,000	$ 94,611,040
0.00%, 7/9/26	82,706	82,135,527
0.00%, 10/1/26(5)	20,152	19,845,280
0.00%, 10/29/26(5)	26,552	26,075,414
Security	Principal Amount (000's omitted)	Value
0.00%, 12/24/26(5)	$24,880	$ 24,300,745
0.00%, 1/21/27(5)	5,000	4,870,398
0.00%, 2/18/27(5)	15,000	14,567,052
0.00%, 3/18/27(5)	14,570	14,108,777
Total U.S. Treasury Obligations (identified cost $280,495,249)		$ 280,514,233
Total Short-Term Investments (identified cost $289,817,456)		$ 289,836,440
Total Investments — 100.1% (identified cost $911,342,398)		$1,355,891,340
Total Written Options — (0.5)% (premiums received $4,275,839)		$ (6,338,101)
Other Assets, Less Liabilities — 0.4%		$ 4,619,214
Net Assets — 100.0%		$1,354,172,453
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $2,037,721 and the total market value of the collateral received by the Fund was $2,048,739, comprised of cash of $579,475 and U.S. government and/or agencies securities of $1,469,264.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.
(5)	Security (or a portion thereof) has been pledged as collateral for written options.

Written Call Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$55,509,377	$7,275	5/1/26	$ (10,549)
S&P 500 Index	77	55,509,377	7,280	5/1/26	(8,085)
S&P 500 Index	77	55,509,377	6,875	5/4/26	(2,621,465)
S&P 500 Index	77	55,509,377	7,275	5/4/26	(56,595)
S&P 500 Index	77	55,509,377	7,255	5/6/26	(186,340)
S&P 500 Index	77	55,509,377	7,280	5/6/26	(114,730)
S&P 500 Index	77	55,509,377	7,050	5/8/26	(1,402,786)
S&P 500 Index	77	55,509,377	7,325	5/11/26	(136,290)
S&P 500 Index	77	55,509,377	7,225	5/13/26	(550,550)

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$55,509,377	$7,350	5/18/26	$ (227,458)
S&P 500 Index	77	55,509,377	7,400	5/22/26	(211,750)
S&P 500 Index	77	55,509,377	7,375	5/27/26	(178,255)
Total					$(5,704,853)
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	77	$55,509,377	$7000	5/1/26	$ (2,695)
S&P 500 Index	77	55,509,377	7000	5/4/26	(12,320)
S&P 500 Index	77	55,509,377	6900	5/6/26	(11,704)
S&P 500 Index	77	55,509,377	6975	5/6/26	(29,260)
S&P 500 Index	77	55,509,377	6950	5/11/26	(72,534)
S&P 500 Index	77	55,509,377	6710	5/13/26	(34,650)
S&P 500 Index	77	55,509,377	6800	5/18/26	(95,865)
S&P 500 Index	77	55,509,377	6850	5/22/26	(179,410)
S&P 500 Index	77	55,509,377	6825	5/27/26	(194,810)
Total					$(633,248)
Abbreviations:
REITs	– Real Estate Investment Trusts
At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At April 30, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $8,742,732, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$72,770,909	$79,132,773	$(143,160,950)	$ —	$ —	$8,742,732	$125,646	8,742,732
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Parametric
Volatility Risk Premium - Defensive Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$692,367,469*	$ —	$ —	$ 692,367,469
U.S. Treasury Obligations	—	373,687,431	—	373,687,431
Short-Term Investments:
Affiliated Fund	8,742,732	—	—	8,742,732
Securities Lending Collateral	579,475	—	—	579,475
U.S. Treasury Obligations	—	280,514,233	—	280,514,233
Total Investments	$701,689,676	$654,201,664	$—	$1,355,891,340
Liability Description
Written Call Options	$ (5,704,853)	$ —	$ —	$ (5,704,853)
Written Put Options	(633,248)	—	—	(633,248)
Total	$ (6,338,101)	$ —	$ —	$ (6,338,101)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.